Label	Element	Value
Document And Entity Information Elements	ETF_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ETF
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2012
Prospectus Date	rr_ProspectusDate	Dec. 31, 2012